Expense Example - A C I Shares - JPMorgan SmartRetirement 2030 Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	533	728	938	1,545	245	456	789	1,594	68	217	378	846